Significant capital and funding transactions - Additional Information (Detail) - Subordinated debenture [member] $ in Millions	Jan. 31, 2023 CAD ($)
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Subordinated debentures issuance date	Jan. 31, 2023
Proceeds from issuance of subordinated debentures	$ 1,500
Interest rate	5.01%
Earliest par value redemption date	Feb. 01, 2028
Maturity	February 1, 2033
Borrowings, interest rate basis	Daily Compounded Canadian Overnight Repo Rate Average plus 2.12%
Borrowings, adjustment to interest rate basis	2.12%